Results for the Year - Net loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results for the Year
Net loss attributable to ordinary shareholders of the Company used for computing basic and diluted net loss per share	$ (1,892)	$ (6,449)	$ (4,221)
Weighted average number of ordinary shares used for basic per share amounts	97,768	95,997	95,074
Weighted average number of ordinary shares used for diluted per share amounts	97,768	95,997	95,074
Net loss per share basic	$ (0.02)	$ (0.07)	$ (0.04)
Net loss per share diluted	$ (0.02)	$ (0.07)	$ (0.04)
Anti-dilutive securities	3,400	6,800	13,500